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                     METLIFE INVESTORS USA INSURANCE COMPANY
                  METLIFE INVESTORS USA VARIABLE LIFE ACCOUNT A

                              EQUITY ADVANTAGE VUL

                    SUPPLEMENT DATED DECEMBER 31, 2010 TO THE
                          PROSPECTUS DATED MAY 1, 2010

Effective immediately, the Option to Purchase Long-Term Care Insurance Rider described in the ADDITIONAL BENEFITS BY RIDER section of the prospectus is no longer available for purchase.

MLI USA - 716, 717